First Quarter Report
November 30, 2022 (Unaudited)
Columbia Ultra Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Fixed Income Funds 1.5%
	Shares or Principal Amount ($)	Value ($)
Municipal 1.5%
Nuveen California AMT-Free Quality Municipal Income Fund, Preferred Shares	4,000,000	4,000,000
Total Fixed Income Funds (Cost $4,000,000)		4,000,000

Floating Rate Notes 8.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 0.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.000%	2,400,000	2,400,000
New York 5.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2015 (Barclays Bank PLC)
06/01/2044	0.980%	1,200,000	1,200,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.000%	3,100,000	3,100,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	1.000%	3,400,000	3,400,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.000%	4,000,000	4,000,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.000%	2,650,000	2,650,000
Total			14,350,000
Utah 2.3%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.000%	5,750,000	5,750,000
Total Floating Rate Notes (Cost $22,500,000)			22,500,000

Municipal Bonds 72.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.9%
Birmingham Airport Authority
Refunding Revenue Bonds
Series 2020 (BAM)
07/01/2024	5.000%	325,000	335,812
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	3.424%	4,500,000	4,492,159
Total			4,827,971
California 3.6%
Bay Area Toll Authority
Prerefunded 04/01/23 Revenue Bonds
Subordinated Series 2013S-4 (AGM)
04/01/2048	5.125%	3,000,000	3,027,899
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	3.000%	1,750,000	1,763,175
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2017 (Mandatory Put 12/01/23)
12/01/2044	0.700%	3,000,000	2,904,154
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Series 2018B
05/15/2024	5.000%	1,500,000	1,541,535
Total			9,236,763
Colorado 2.6%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,031,558
Colorado School of Mines(c)
Refunding Revenue Bonds
Series 2018A
0.7 x 1-month USD LIBOR + 0.500% 02/01/2023	3.024%	1,120,000	1,119,250
2	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	2.903%	4,500,000	4,455,684
Total			6,606,492
Connecticut 2.8%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2023	5.000%	1,080,000	1,096,592
Unlimited General Obligation Refunding Bonds
Series 2019B (AGM)
02/01/2023	5.000%	580,000	582,276
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2020 (Mandatory Put 11/15/23)
05/15/2060	0.500%	1,490,000	1,448,278
Connecticut State Higher Education Supplement Loan Authority(d)
Refunding Revenue Bonds
Chesla Loan Program
Series 2017 Escrowed to Maturity
11/15/2023	5.000%	1,100,000	1,120,072
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,598,816
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	363,242
Total			7,209,276
District of Columbia 0.4%
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,031,684
Florida 1.8%
County of Broward Airport System(d)
Revenue Bonds
Series 2013A
10/01/2023	5.000%	1,870,000	1,897,274
Duval County Public Schools(e)
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,808,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,035,300
Total			4,740,744
Georgia 4.5%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	4,000,000	3,969,364
Development Authority of Monroe County (The)
Refunding Revenue Bonds
Oglethorpe Power Corp. Scherer Project
Series 2013 (Mandatory Put 02/03/25)
01/01/2039	1.500%	2,000,000	1,877,538
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	2.470%	5,000,000	4,948,993
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Subordinated Series 2019A
01/01/2023	5.000%	805,000	805,912
Total			11,601,807
Illinois 5.6%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Series 2016A
01/01/2024	5.000%	1,000,000	1,017,653
City of Chicago
Unlimited General Obligation Refunding Bonds
Series 2020A (AGM)
01/01/2023	5.000%	400,000	400,240
City of Joliet Waterworks & Sewerage
Revenue Bonds
Senior Lien
BAN Series 2022
01/01/2024	5.000%	2,000,000	2,031,683
Illinois Finance Authority
Prerefunded 08/01/24 Revenue Bonds
Advocate Health Care
Series 2014
08/01/2031	5.000%	2,580,000	2,676,904
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,800,000	2,746,416

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University Health Services
Series 2020
10/01/2023	5.000%	250,000	253,853
Northern Illinois University
Refunding Revenue Bonds
Series 2020B (BAM)
04/01/2024	5.000%	500,000	514,045
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2022	5.000%	1,000,000	1,000,037
Series 2020C
05/01/2023	5.375%	250,000	252,119
05/01/2024	5.500%	500,000	513,823
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/2023	5.000%	1,000,000	1,010,753
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,044,796
Total			14,462,322
Indiana 0.8%
Indiana Finance Authority(d)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	2,000,000	2,003,407
Kentucky 3.0%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	2,800,000	2,746,416
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	3.644%	5,000,000	4,866,354
Total			7,612,770
Louisiana 2.0%
Louisiana Public Facilities Authority(c)
Revenue Bonds
Children’s Medical Center Project
Series 2018 (Mandatory Put 09/01/23)
Muni Swap Index Yield + 0.650% 09/01/2057	2.550%	5,000,000	5,002,606
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.4%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,043,665
Massachusetts 0.8%
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2020A (Mandatory Put 06/01/23)
06/01/2044	5.000%	2,000,000	2,025,209
Michigan 1.2%
Michigan Finance Authority
Prerefunded 06/01/24 Revenue Bonds
MidMichigan Health
Series 2014
06/01/2033	5.000%	2,910,000	3,013,304
Minnesota 0.3%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	800,000	791,549
Mississippi 1.1%
State of Mississippi Gaming Tax
Revenue Bonds
Series 2015E
10/15/2024	5.000%	2,735,000	2,838,521
Nebraska 3.7%
Central Plains Energy Project
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	3,020,000	3,047,872
Nebraska Public Power District
Revenue Bonds
Series 2020A (Mandatory Put 07/01/23)
01/01/2051	0.600%	6,600,000	6,508,256
Total			9,556,128
New Hampshire 0.1%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2024	4.000%	220,000	219,098

4	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 1.0%
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	2,500,000	2,475,600
New Mexico 0.6%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Llena Expansion Project
Series 2019
07/01/2023	2.250%	1,525,000	1,509,039
New York 9.1%
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	3,000,000	3,012,967
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	2,000,000	2,004,706
Dundee Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/23/2023	3.500%	1,610,000	1,616,071
Long Island Power Authority(c)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	3.387%	4,000,000	3,999,970
Metropolitan Transportation Authority
Revenue Bonds
Series 2020A-1
02/01/2023	5.000%	2,645,000	2,652,440
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2019 (Mandatory Put 07/03/23)
05/01/2059	1.750%	1,600,000	1,582,464
New York Transportation Development Corp(d)
Refunding Revenue Bonds
Terminal 4 JFK International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,026,194
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	1,000,000	1,013,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	2,000,000	2,012,851
Town of Oyster Bay
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2023	4.000%	1,000,000	1,013,355
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	2.933%	490,000	483,486
Triborough Bridge & Tunnel Authority
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,040,936
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	1,819,000	1,826,574
Total			23,285,929
North Carolina 0.5%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,169,499
North Dakota 2.5%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	5,000,000	4,756,540
City of Horace
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2021B
10/01/2023	0.600%	1,600,000	1,554,754
Total			6,311,294
Ohio 4.3%
Ohio Turnpike & Infrastructure Commission
Prerefunded 02/15/23 Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2013
02/15/2048	5.000%	3,000,000	3,015,507
Refunding Revenue Bonds
Junior Lien - Infrastructure
Series 2022
02/15/2025	5.000%	1,000,000	1,050,719

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	6,000,000	5,973,310
State of Ohio(e)
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	890,806
Total			10,930,342
Oklahoma 1.7%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,400,000	4,323,854
Oregon 1.4%
Port of Portland Airport(d)
Refunding Revenue Bonds
Portland International Airport
Subordinated Series 2020
07/01/2023	5.000%	1,940,000	1,961,074
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,557,191
Total			3,518,265
Pennsylvania 2.0%
Bethlehem Area School District Authority(c)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	2.903%	1,780,000	1,721,087
City of Philadelphia
Unlimited General Obligation Refunding Bonds
Series 2019A
08/01/2023	5.000%	1,000,000	1,016,493
Northampton County General Purpose Authority(c)
Revenue Bonds
St. Luke’s University Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	3.677%	1,000,000	1,000,540
Pennsylvania Turnpike Commission(e)
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	426,515
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2024	5.000%	1,000,000	1,035,649
Total			5,200,284
Puerto Rico 0.4%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Restructured
Series 2021-A1
07/01/2023	5.250%	994,975	999,165
South Carolina 2.3%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	3.384%	6,000,000	5,951,756
Texas 7.4%
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E
11/01/2023	5.000%	1,675,000	1,701,582
Irving Hospital Authority(c)
Prerefunded 04/15/23 Revenue Bonds
Baylor Scott & White Medical Center
Series 2017 (Mandatory Put 10/15/23)
Muni Swap Index Yield + 1.100% 10/15/2044	3.140%	850,000	850,000
Matagorda County Navigation District No. 1(d)
Revenue Bonds
Central Power and Light Co. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2030	0.900%	3,000,000	2,945,460
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2024	5.000%	1,000,000	1,028,188
State of Texas
Unlimited General Obligation Bonds
Texas Transportation Commission - Highway Improvement
Series 2016
04/01/2024	5.000%	4,000,000	4,128,282
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,986,324

6	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Series 2021
12/15/2023	5.000%	1,500,000	1,517,961
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,673,946
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	2,030,560
Total			18,862,303
Utah 0.4%
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	1,012,290
Virginia 0.6%
Virginia Port Authority Commonwealth Port Fund(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,269,234
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Lifespire
Series 2021
12/01/2023	3.000%	295,000	290,900
Total			1,560,134
Washington 1.2%
King County School District No. 411 Issaquah(e)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	639,629
Seattle Housing Authority
Revenue Bonds
Jefferson Terrace Project
Series 2022
09/01/2025	4.000%	2,500,000	2,544,179
Total			3,183,808
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 0.3%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	792,397
Total Municipal Bonds (Cost $186,351,285)			184,909,275

Municipal Short Term 18.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Alabama 1.7%
Chatom Industrial Development Board
Revenue Bonds
Series 2022 (Mandatory Put 02/01/23)
08/01/2037	2.370%	4,500,000	4,501,284
California 4.3%
California Infrastructure & Economic Development Bank(d),(g)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2022 (Mandatory Put 01/26/23)
01/01/2050	0.870%	5,000,000	4,975,911
California Pollution Control Financing Authority(d),(g)
Revenue Bonds
Series 2017A-2 (Mandatory Put 01/17/23)
11/01/2042	3.870%	1,000,000	1,000,623
City of Los Angeles
Revenue Notes
TRAN Series 2022
06/29/2023	2.370%	5,000,000	5,045,455
Total			11,021,989
Florida 0.8%
Florida Development Finance Corp.(d)
Revenue Bonds
Brightline Florida Passenger Rail Expansion Project
Series 2021 (Mandatory Put 04/04/23)
12/01/2056	2.920%	2,000,000	1,991,768
Indiana 0.2%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 12/01/22)
12/01/2037	2.950%	500,000	500,000
Massachusetts 4.5%
Cape Cod Regional Transit Authority
Unlimited General Obligation Notes
RAN Series 2022
07/21/2023	3.210%	2,400,000	2,403,800

Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
City of New Bedford
Limited General Obligation Notes
BAN Series 2022B
04/13/2023	2.730%	2,000,000	2,001,620
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	3.270%	2,000,000	2,007,034
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	3.290%	3,000,000	3,012,954
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2022
07/14/2023	3.030%	2,000,000	2,011,268
Total			11,436,676
New Jersey 0.8%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	3.350%	2,000,000	2,005,746
New York 5.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	2.670%	2,000,000	2,014,732
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	3.270%	2,500,000	2,492,990
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2022
06/30/2023	3.300%	3,000,000	3,011,487
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pine Valley Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/14/2023	2.610%	3,000,000	3,009,596
Town of Oyster Bay
Limited General Obligation Notes
Series 2022
03/09/2023	2.300%	2,500,000	2,504,433
Total			13,033,238
Washington 0.8%
Washington Economic Development Finance Authority(d),(g)
Revenue Bonds
Mura Cascade ELP LLC Project
Series 2021 (Mandatory Put 12/08/22)
12/01/2041	0.330%	2,000,000	1,999,235
Total Municipal Short Term (Cost $46,592,701)			46,489,936

Money Market Funds 1.6%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.656%(h)	4,069,624	4,069,624
Total Money Market Funds (Cost $4,069,624)		4,069,624
Total Investments in Securities (Cost $263,513,610)		261,968,835
Other Assets & Liabilities, Net		(6,145,502)
Net Assets		$255,823,333

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2022, the total value of these securities amounted to $999,165, which represents 0.39% of total net assets.
(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $7,975,769, which represents 3.12% of total net assets.
8	Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
TRAN	Tax and Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Duration Municipal Bond Fund | First Quarter Report 2022	9

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1QT320_08_N01_(01/23)